Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Preferred Stock [Abstract]
Schedule of Stock by Class

Preferred stock as of as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Preferred stock:
Series B Preferred	$187,190	$146,649
Series C Preferred	94,358	76,096
Series D Preferred	1,159	6,672
Series E Preferred	43,387	33,900
Series E-1 Preferred	42,673	—

Total Preferred stock	$368,767	$263,317

Certain Terms of the Preferred Stock

	Series B	Series C	Series D	Series E	Series E-1
Shares at $0.01 Par Value at Issuance	155,000	55,000	100	90,000	35,728

Shares Outstanding at September 30, 2018	155,000	55,000	100	37,500	35,728

Price per Share	$1,000	$1,000	$1.00	$1,000	$1,000/$960

Dividend Rate	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Right to participate equally and ratably in all cash dividends paid on common stock.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.

Dividend Rate at September 30, 2018	17.573%	17.573%	N/A	15.823%	15.823%

Redemption Term	8 Years	8 Years	8 Years	6 Years	6 Years

Redemption Rights	From Closing Date: 12-24 months: 105% 24-36 months: 103%	65% premium (subject to stock movement)		From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%	From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%

Preferred stock as of December 31 consisted of the following (in thousands):

	2017	2016
Preferred stock:
Series B Preferred	$146,649	$—
Series C Preferred	76,096	—
Series D Preferred	6,672	—
Series E Preferred	33,900	—

Total Preferred stock	$263,317	$—

Certain Terms of the Preferred Stock

	Series B	Series C	Series D	Series E	Series F
Shares at $0.01 Par Value at Issuance	155,000	55,000	100	90,000	240,500

Shares Outstanding at December 31, 2017	155,000	55,000	100	37,500	—

Price / Share	$1,000	$1,000	$1.00	$1,000	$1,000

Dividend Rate	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Right to participate equally and ratably in all cash dividends paid on common stock.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 6.25% at closing. Additional 3.00% upon certain triggering events.

Dividend Rate at December 31, 2017	16.737%	16.737%	n/a	14.987%	n/a

Redemption Term	8 Years	8 Years	8 Years	6 Years	6 Years

Redemption Rights	From Closing Date: 12-24 months: 105% 24-36 months: 103%	65% premium (subject to stock movement)		From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%	(a) Refinancing Date: 101.0% upon redemption with New ABL Facility (b) From Closing Date: Refinancing Date-12 months: 106.5% 12-24 months: 103.5%